Document And Entity Information	Nov. 13, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	GrabAGun Digital Holdings Inc.
Entity Central Index Key	0002051380
Entity Emerging Growth Company	true
Entity File Number	001-42748
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	33-4289144
Entity Address, Address Line One	200 East Beltline Road,
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972
Local Phone Number	552-7246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PEW
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PEWW
Security Exchange Name	NYSE